NET INCOME/LOSS PER SHARE	12 Months Ended
Dec. 31, 2020
NET INCOME/LOSS PER SHARE
NET INCOME/LOSS PER SHARE

18. NET INCOME/LOSS PER SHARE

The following table sets forth the computation of basic and diluted net income (loss) per share for the periods indicated:

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Numerator:
Numerator for basic and diluted income (loss) per share	44,990	(99,941)	(62,712)
Denominator:
Denominator for basic income (loss) per share weighted average ordinary shares outstanding	41,342,597	43,505,175	44,372,326
Denominator for diluted income (loss) per share weighted average ordinary shares outstanding	41,671,763	43,505,175	44,372,326

Basic income (loss) per share	1.09	(2.30)	(1.41)
Diluted income (loss) per share	1.08	(2.30)	(1.41)

Basic net income (loss) per share is computed using the weighted average number of the ordinary shares outstanding during the year. Diluted net income (loss) per share is computed using the weighted average number of ordinary shares and ordinary equivalent shares outstanding during the year. 329,166 restricted shares were included in the calculation of diluted income per share for the year of 2018.